                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6538

            Van Kampen Trust For Investment Grade Florida Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/07

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Investment Grade Florida Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/07

TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS
SYMBOL: VTF
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (3/27/92)            7.61%          7.01%

10-year                              6.89           6.39

5-year                               6.88           8.01

1-year                               6.35          11.68

6-month                              1.28           8.75
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the trust's returns would have been lower.

The Lehman Brothers Florida Municipal Bond Index is a broad-based statistical composite of Florida municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. At the beginning of the period, the pace of economic growth appeared to be slowing, but in December, the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to decline until February, when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March, the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period higher at 4.10 percent. Yields on the short end of the municipal curve rose more than long-term yields during the period. As a result, the short end of the curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 70 basis points. The slope of the municipal curve (which is defined by the traditional yield advantage of bonds with longer maturities) still remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 34 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused most credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 182 basis points more than the investment-grade segment for the overall period.

The State of Florida's economic outlook continues to be positive, supported by ongoing expansion, prudent fiscal management and positive financial performance. In addition, robust job creation helped to keep the state's unemployment rate low. Although housing starts and building permits slid during the period, which will likely slow economic activity, population and employment growth are still projected to be strong. The state was one of the largest issuers of municipal bonds in the country during the reporting period, and its credit outlook remained stable.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Florida Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

-------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS FLORIDA
        NAV      MARKET PRICE    MUNICIPAL BOND INDEX

       1.28%        8.75%                1.52%
-------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

A variety of strategies drove the Trust's performance during the course of the period. One of the key drivers was our focus on the long end of the yield curve. Given the relatively flat shape of the curve throughout the period, we invested in bonds with maturities of 25 years or more in order to capture more attractive yields. The emphasis on longer-maturity issues proved beneficial to performance as this segment of the curve outperformed for the overall period.

We also selectively added higher-yielding, BBB and lower-rated bonds to the portfolio, as well as to add to the Trust's holdings of inverse floating-rate securities.* These strategies were additive to the Trust's performance during the first four months of the period. In the last two months, however, spread widening led the performance of lower-rated bonds to wane and rising interest rates hurt the performance of inverse floating-rate securities. As a result, the Trust's holdings in these credits detracted somewhat from performance late in

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

the period. Because the inverse floating-rate securities effectively added to the portfolio's duration (a measure of interest-rate risk), we hedged that risk by selling U.S. Treasury futures. This strategy was additive to performance for the overall period and served to keep the Trust's duration neutral relative to that of the Lehman Brothers Florida Municipal Bond Index. Strong security selection within the tax-supported debt sector also helped boost returns.

The primary contributors to the Trust's underperformance versus the Lehman Brothers Florida Municipal Bond Index were holdings in the housing and health care sectors. An abundant supply of housing bonds created some favorable opportunities for us to add to the Trust's holdings in the sector. Over the course of the period, however, these holdings underperformed those of the Lehman Brothers Florida Municipal Bond Index. This, coupled with a relative overweight, detracted from the Trust's total return. It should be noted that the housing bonds we added did serve to enhance the Trust's yield, as did additional purchases of discount coupon bonds. The Trust was also overweighted in health care securities. Here, growing supply in the sector pushed spreads wider and prices lower. As a result, the portfolio's positioning dampened returns. The Trust remained well represented across a broad spectrum of municipal market sectors. As of the end of the period, hospital, public education and water & sewer bonds represented the portfolio's largest sector weightings.

The Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATION AS OF 4/30/07
AAA/Aaa                                                          60.1%
AA/Aa                                                             8.2
A/A                                                              16.9
BBB/Baa                                                           8.5
BB/Ba                                                             0.3
Non-Rated                                                         6.0

TOP FIVE SECTORS AS OF 4/30/07
Hospital                                                         24.2%
Public Education                                                 15.9
Water & Sewer                                                     7.5
Single Family                                                     5.3
Special Tax Districts                                             4.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the Trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission
       (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  184.1%
            FLORIDA  175.0%
$  4,500    Brevard Cnty, FL Hlth Fac Auth Hlth First Inc
            Proj.......................................... 5.000%   04/01/34   $   4,607,145
  12,960    Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac
            Rev Hlth First Inc Proj (a)................... 5.000    04/01/34      13,268,642
   1,000    Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg
            Rev Pembroke Pk Apts Proj (AMT)............... 5.650    10/01/28       1,014,600
   1,000    Broward Cnty, FL Sch Brd Ct Partn Ser A (FSA
            Insd)......................................... 5.000    07/01/22       1,045,280
   1,500    Capital Tr Agy FL Rev Fort Lauderdale Proj
            (AMT)......................................... 5.750    01/01/32       1,575,105
   5,250    Coral Gables, FL Hlth Fac Auth Hosp Rev
            Baptist Hlth South FL (FSA Insd).............. 5.000    08/15/29       5,611,095
   1,000    CrossCreek Cmnty Dev Dist FL Spl Assmt Rev
            CrossCreek Comm Dev Ser B..................... 5.500    05/01/17       1,020,430
     750    Dade Cnty, FL Ed Fac Auth Rev Exchanged From
            Univ of Miami Ser B (MBIA Insd)............... 5.750    04/01/20         757,897
     500    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)... 5.250    10/01/26         507,505
   1,500    Deltona, FL Trans Cap Impt Rev (MBIA Insd).... 5.125    10/01/26       1,612,410
   1,125    Deltona, FL Util Sys Rev (MBIA Insd).......... 5.250    10/01/22       1,206,518
     105    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
            Insd)......................................... 5.950    07/01/20         109,017
   1,000    Escambia Cnty, FL Util Auth Util Sys Rev (FGIC
            Insd) (Prerefunded @ 1/01/09)................. 5.250    01/01/29       1,035,130
   5,930    Flagler Cnty, FL Cap Impt Rev (MBIA Insd)..... 5.000    10/01/30       6,265,460
   1,250    Florida Agric & Mechanical Univ Rev Student
            Apt Fac (MBIA Insd)........................... 6.500    07/01/23       1,262,163
     315    Florida Hsg Fin Agy Homeownership Mtg, Class B
            (AMT)......................................... 8.595    11/01/18         331,560
   2,750    Florida Hsg Fin Agy Hsg Willow Lake Apts Ser
            J-1 (AMBAC Insd) (AMT)........................ 5.350    07/01/27       2,794,523
   1,754    Florida Hsg Fin Corp Rev Ser G (AMT) (a)...... 4.550    07/01/26       1,733,895
   5,422    Florida Hsg Fin Corp Rev Ser G (AMT) (a)...... 4.625    07/01/31       5,359,850
   5,104    Florida Hsg Fin Corp Rev Ser G (AMT) (a)...... 4.700    07/01/37       5,045,496
   3,000    Florida Hsg Fin Corp Rev Homeowner Mtg Ser 1
            (GNMA Collateralized) (AMT)................... 4.850    07/01/37       3,020,940
   2,000    Florida Hsg Fin Corp Rev Homeowner Mtg Ser 2
            (GNMA Collateralized) (AMT)................... 4.950    07/01/37       2,037,000
     515    Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4
            (FSA Insd) (AMT).............................. 6.250    07/01/22         533,823
   1,000    Florida Hsg Fin Corp Rev Hsg Wentworth II Apts
            Ser A (AMBAC Insd) (AMT)...................... 5.375    11/01/29       1,025,470
   2,000    Florida Ports Fin Comm Rev St Trans Tr Fd
            (MBIA Insd) (AMT)............................. 5.375    06/01/27       2,022,020
   8,475    Florida Ports Fin Comm Rev St Trans Tr Fd
            Intermodal Pgm (FGIC Insd) (AMT).............. 5.500    10/01/29       8,840,696

 8                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$  1,600    Florida St Brd of Ed Cap Outlay Pub Ed Rfdg
            Ser C......................................... 5.000%   06/01/16   $   1,637,616
  12,775    Florida St Brd of Ed Cap Outlay Pub Ed Rfdg
            Ser D......................................... 5.750    06/01/22      13,607,291
   2,000    Florida St Brd of Ed Cap Outlay Pub Ed Ser C
            (FGIC Insd) (Prerefunded @ 6/01/10)........... 5.750    06/01/29       2,137,240
   2,000    Florida St Brd of Ed Lottery Rev Ser A (FGIC
            Insd)......................................... 5.250    07/01/17       2,109,000
   5,000    Florida St Brd of Ed Lottery Rev Ser A (FGIC
            Insd) (Prerefunded @ 7/01/10)................. 5.500    07/01/17       5,313,400
  15,000    Florida St Brd of Ed Cap Outlay Ser D (a)..... 4.750    06/01/35      15,458,325
   2,000    Florida St Brd of Ed Pub Ed Ser A............. 5.000    06/01/32       2,091,620
   1,000    Florida St Brd of Ed Rev FL St Univ Hsg Fac
            Ser A (MBIA Insd)............................. 5.000    05/01/29       1,035,080
   4,735    Florida St Brd of Regt Hsg Rev Univ FL (FGIC
            Insd)......................................... 5.500    07/01/28       5,031,790
   1,000    Florida St Correctional Privatization Commn
            Ctf Partn (MBIA Insd)......................... 5.375    08/01/14       1,073,200
   2,360    Florida St Correctional Privatization Commn
            Ctf Partn (MBIA Insd) (b)..................... 5.375    08/01/15       2,532,752
   3,000    Florida St Dept Trans......................... 5.000    07/01/32       3,139,050
   3,000    Florida St Dept Trans Right of Way Ser A...... 5.250    07/01/21       3,267,870
   5,000    Florida St Dept Trans Tpk Rev Ser A........... 5.000    07/01/30       5,282,750
   1,500    Florida St Div Bd Fin Dept Gen Svc Rev Dept
            Envrnmtl Preservtn 2000 Ser A (AMBAC Insd).... 5.000    07/01/11       1,518,105
   2,000    Florida St Div Bd Fin Dept Gen Svc Rev Dept
            Envrnmtl Preservtn 2000 Ser A (FGIC Insd)..... 5.250    07/01/12       2,083,280
   1,475    Florida St Tpk Auth Tpk Rev Dept Trans Ser
            B............................................. 5.000    07/01/30       1,518,763
   1,635    Fort Myers, FL Util Rev Rfdg Ser A (FGIC
            Insd)......................................... 5.500    10/01/24       1,712,777
     460    Gainesville, FL Util Sys Rev (c).............. 8.125    10/01/14         509,197
   3,500    Gainesville, FL Util Sys Rev Ser A (FSA Insd)
            (Prerefunded @ 10/01/15)...................... 5.000    10/01/35       3,802,750
   1,000    Gramercy Farms Cmnty Dev Dist FL Spl Assmt Ser
            B............................................. 5.100    05/01/14         999,770
     500    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)...... 5.650    12/01/20         528,960
     730    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)...... 5.750    12/01/20         775,698
   1,000    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)...... 5.800    12/01/20       1,078,480
   5,500    Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg Ser
            A............................................. 5.250    06/01/26       5,773,240
   2,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Ser D (Prerefunded @
            11/15/13)..................................... 5.375    11/15/35       2,180,300
   2,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys Ser C...................... 5.250    11/15/36       2,096,300
   3,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist/Sunbelt Ser A (Prerefunded @
            11/15/11)..................................... 6.000    11/15/31       3,304,110

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$    750    Hillsborough Cnty, FL Assmt Rev Capacity Assmt
            Spl (FSA Insd)................................ 5.000%   03/01/15   $     786,450
     750    Hillsborough Cnty, FL Assmt Rev Capacity Assmt
            Spl (FSA Insd)................................ 5.000    09/01/15         786,450
  14,160    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
            Tampa Gen Hosp Proj (a)....................... 5.250    10/01/41      14,697,584
   1,000    Hillsborough Cnty, FL Indl Dev Tampa Gen Hosp
            Proj Ser B.................................... 5.250    10/01/28       1,037,140
   1,000    Hillsborough Cnty, FL Indl Dev Tampa Gen Hosp
            Proj Ser B.................................... 5.250    10/01/34       1,031,530
   1,000    Hillsborough Cnty, FL Port Dist Rev Tampa Port
            Auth Proj Ser A (MBIA Insd) (AMT)............. 5.375    06/01/27       1,061,790
  10,000    Hillsborough Cnty, FL Solid Waste & Res
            Recovery Rev Ser A (AMT) (a).................. 4.500    09/01/34       9,799,100
   1,380    Hollywood, FL Cmnty Redev Agy Beach Cra....... 5.625    03/01/24       1,480,464
   2,000    Hollywood, FL Wtr & Swr Rev Impt & Rfdg (FSA
            Insd)......................................... 5.000    10/01/21       2,130,240
   1,500    Jacksonville, FL Econ Dev Commn Indl Dev Rev
            Metro Pkg Solutions Proj (ACA Insd) (AMT)..... 5.500    10/01/30       1,617,180
   2,500    Jea, FL Elec Sys Rev Ser Three A (FSA Insd)... 5.000    10/01/41       2,617,000
   7,000    Lakeland, FL Elec & Wtr Rev (b) (c)...........   *      10/01/13       5,507,740
   2,230    Lakeland, FL Elec & Wtr Rev (c)............... 5.750    10/01/19       2,455,921
   2,000    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
            Sys (Prerefunded @ 11/15/12).................. 5.500    11/15/32       2,189,380
   1,000    Lee Cnty, FL Arpt Rev Ser A (FSA Insd)
            (AMT)......................................... 5.750    10/01/22       1,064,930
   1,225    Lee Cnty, FL Hsg Fin Auth Single Family Mtg
            Rev Multi-Cnty Pgm Ser A (GNMA Collateralized)
            (AMT)......................................... 5.000    03/01/39       1,245,972
   2,400    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
            Shell PT/Alliance Oblig Group................. 5.125    11/15/36       2,450,808
   1,000    Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee
            Charter Foundation Ser A...................... 5.375    06/15/37       1,015,540
   1,000    Leesburg, FL Hosp Rev Leesburg Regl Med Ctr
            Proj.......................................... 5.500    07/01/32       1,037,430
   3,200    Leesburg, FL Util Rev (FGIC Insd)............. 5.000    10/01/34       3,363,104
   3,500    Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe
            Reg Impt & Rfdg (d)........................... 5.000    10/01/34       3,566,780
     650    Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe
            Reg Impt & Rfdg (Prerefunded @ 10/01/09)...... 5.500    10/01/29         682,689
   1,460    Miami Beach, FL Stormwtr Rev (FGIC Insd)
            (b)........................................... 5.750    09/01/14       1,565,003
   1,045    Miami Beach, FL Stormwtr Rev (FGIC Insd)...... 5.750    09/01/15       1,120,156
   3,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt (FGIC Insd) (AMT)........................ 5.375    10/01/32       3,167,520
   4,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt Ser A (CIFG Insd) (AMT).................. 5.000    10/01/38       4,178,640
     870    Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt Ser B (FGIC Insd)........................ 5.450    10/01/15         922,383

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$  3,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt Ser B (FGIC Insd)........................ 5.750%   10/01/29   $   3,201,240
   2,000    Miami-Dade Cnty, FL Aviation Rev Ser A (FSA
            Insd) (AMT)................................... 5.000    10/01/33       2,063,060
   2,000    Miami-Dade Cnty, FL Ed Fac Auth Rev Ser A
            (AMBAC Insd) (Prerefunded @ 4/01/10).......... 5.750    04/01/29       2,124,080
   2,000    Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth
            Sys Ser A (MBIA Insd)......................... 5.000    06/01/31       2,100,960
   5,000    Miami-Dade Cnty, FL Sch Brd Ctf Partn Ser A
            (AMBAC Insd).................................. 5.000    11/01/25       5,308,750
     390    North Broward, FL Hosp Dist Rev Impt.......... 6.000    01/15/31         415,666
   3,860    North Broward, FL Hosp Dist Rev Impt
            (Prerefunded @ 1/15/11)....................... 6.000    01/15/31       4,194,932
   1,000    Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC
            Insd).........................................   *      10/01/12         811,560
   1,000    Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC
            Insd).........................................   *      10/01/13         779,910
     980    Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare
            Ser E......................................... 6.000    10/01/26       1,028,657
      20    Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare
            Ser E (Prerefunded @ 10/01/09)................ 6.000    10/01/26          21,216
   1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Orlando
            Regl Hlthcare Ser B........................... 5.125    11/15/39       1,035,390
   1,000    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
            Mtg Hands Inc Proj Ser A (Acquired 6/19/95,
            Cost $1,000,000) (e).......................... 7.000    10/01/25       1,067,930
   1,000    Orange Cnty, FL Sales Tax Rev Rfdg Ser A (FGIC
            Insd)......................................... 5.125    01/01/20       1,064,590
   1,500    Orlando & Orange Cnty Expwy Auth FL Expwy Rev
            Jr Lien (FGIC Insd)........................... 5.000    07/01/28       1,528,785
   1,000    Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC
            Insd)......................................... 5.125    06/01/22       1,056,710
   2,000    Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC
            Insd)......................................... 5.250    06/01/27       2,123,180
   6,000    Palm Beach Cnty, FL Hlth Fac Auth Retirement
            Cmnty Rev Acts Retirement Life Ser A (a)...... 4.500    11/15/36       5,712,750
   1,000    Palm Beach Cnty, FL Sch Brd Ctf Partn Ser A
            (FSA Insd).................................... 5.000    08/01/31       1,054,860
   1,000    Palm Beach Cnty, FL Sch Brd Ctf Partn Ser A
            (FGIC Insd) (Prerefunded @ 8/01/10)........... 5.875    08/01/21       1,073,780
   1,000    Palm Coast, FL Util Sys Rev (MBIA Insd)....... 5.250    10/01/21       1,074,810
   5,000    Pasco Cnty, FL Wtr & Swr Rev Rfdg (FSA
            Insd)......................................... 5.000    10/01/36       5,292,950
   1,000    Pembroke Pines, FL Cons Util Sys Rev (FGIC
            Insd) (c)..................................... 6.250    09/01/11       1,064,770
   1,500    Pensacola, FL Arpt Rev Rfdg Ser A (MBIA Insd)
            (AMT)......................................... 6.000    10/01/12       1,567,815

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$  1,565    Pensacola, FL Arpt Rev Rfdg Ser A (MBIA Insd)
            (AMT)......................................... 6.125%   10/01/18   $   1,640,089
     500    Polk Cnty, FL Sch Brd Ctf Partn Master Lease
            Ser A (FSA Insd).............................. 5.500    01/01/25         531,770
   1,000    Port Saint Lucie, FL Util Rev Impt & Rfdg Ser
            A (MBIA Insd)................................. 5.125    09/01/27       1,013,590
   3,000    Port Saint Lucie, FL Util Rev Sys Rfdg Ser A
            (MBIA Insd)................................... 5.000    09/01/27       3,194,370
   1,000    Saint Johns Cnty, FL Indl Dev Auth Hlthcare
            Glenmoor Proj Ser A........................... 5.250    01/01/26       1,016,640
   1,500    Saint Johns Cnty, FL Indl Dev Auth Hlthcare
            Glenmoor Proj Ser A........................... 5.375    01/01/40       1,533,990
   1,765    Saint Johns Cnty, FL Indl Dev Auth Hlthcare
            Vicars Landing Proj Rfdg...................... 5.000    02/15/27       1,803,971
   2,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
            Insd)......................................... 5.000    07/01/21       2,090,560
   1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
            Insd)......................................... 5.000    07/01/23       1,045,280
   5,500    South FL Wtr Mgmt Dist Ctf (a)................ 5.000    10/01/31       5,817,267
   9,500    South FL Wtr Mgmt Dist Ctf (a)................ 5.000    10/01/36      10,048,008
   1,000    South Lake Cnty Hosp Dist FL South Lake Hosp
            Inc........................................... 6.375    10/01/28       1,108,480
   1,500    South Miami, FL Hlth Fac Auth Hosp Rev Baptist
            Hlth (AMBAC Insd)............................. 5.250    11/15/33       1,580,820
   1,500    South Miami, FL Hlth Fac Auth Hosp Rev Baptist
            Hlth South FL Group (d)....................... 5.000    08/15/37       1,546,785
   1,000    Tallahassee, FL Hlth Fac Rev Tallahassee Mem
            Hlthcare Proj................................. 6.375    12/01/30       1,068,230
   2,500    Tampa Bay Wtr FL A Regl Wtr Supply Auth Util
            Sys Rev Impt & Rfdg (FGIC Insd)............... 4.500    10/01/36       2,485,775
   1,750    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser
            A............................................. 5.750    07/01/19       1,815,275
   1,800    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser
            A............................................. 5.750    07/01/29       1,866,762
   4,150    Tampa-Hillsborough Cnty, FL Expwy Auth Rev
            (AMBAC Insd).................................. 5.000    07/01/25       4,424,689
   2,500    Village Ctr Cmnty Dev Dist FL Recreational Rev
            Ser A (MBIA Insd)............................. 5.125    11/01/36       2,661,150
   1,000    Village Ctr Cmnty Dev Dist FL Recreational Rev
            Ser A (MBIA Insd)............................. 5.200    11/01/25       1,057,070
   2,000    Village Ctr Cmnty Dev Dist FL Util Rev (MBIA
            Insd)......................................... 5.250    10/01/23       2,153,400
   1,000    Village Ctr Cmnty Dev Dist FL Util Rev (FGIC
            Insd) (c)..................................... 6.000    11/01/18       1,166,960
   1,000    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
            Riddle Aero Ser A............................. 5.750    10/15/29       1,039,260

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$  3,250    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
            Riddle Rfdg (Radian Insd)..................... 5.000%   10/15/35   $   3,380,585
   3,000    West Orange Hlthcare Dist FL Ser A............ 5.800    02/01/31       3,168,450
     820    West Palm Beach, FL Cmnty Redev Agy
            Northwood-- Pleasant Cmnty Redev.............. 5.000    03/01/35         852,603
                                                                               -------------
                                                                                 345,701,488
                                                                               -------------
            PUERTO RICO  6.7%
   2,980    Childrens Tr Fd PR Tob Settlement Rev......... 5.500    05/15/39       3,126,437
   2,855    Childrens Tr Fd PR Tob Settlement Rev......... 5.625    05/15/43       3,007,314
   2,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
            Rfdg Ser W.................................... 5.500    07/01/15       2,182,300
   4,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
            Rfdg Ser Y (FSA Insd)......................... 6.250    07/01/21       4,948,800
                                                                               -------------
                                                                                  13,264,851
                                                                               -------------
            U.S. VIRGIN ISLANDS  2.4%
   1,000    Virgin Islands Pub Fin Auth Refinery Fac Rev
            Sr Sec Hovensa Refinery (AMT)................. 4.700    07/01/22       1,005,630
   1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A (ACA Insd) (Prerefunded @
            10/01/10)..................................... 6.125    10/01/29       1,085,840
   1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A............................. 6.375    10/01/19       1,630,110
   1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A (Prerefunded @ 10/01/10)
            (f)........................................... 6.500    10/01/24       1,096,420
                                                                               -------------
                                                                                   4,818,000
                                                                               -------------
TOTAL LONG-TERM INVESTMENTS  184.1%
  (Cost $347,358,044).......................................................     363,784,339
TOTAL SHORT-TERM INVESTMENTS  2.0%
  (Cost $4,000,000).........................................................       4,000,000
                                                                               -------------
TOTAL INVESTMENTS  186.1%
  (Cost $351,358,044).......................................................     367,784,339
                                                                               -------------
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD
  (32.4%)
  (Cost ($64,050,000))
 (64,050)   Notes with interest rates ranging from 3.97% to 4.02% at April
            30, 2007 and contractual maturities of collateral ranging from
            2026 to 2041 (See Note 1) (g)...................................     (64,050,000)
                                                                               -------------
TOTAL NET INVESTMENTS 153.7%
  (Cost $287,308,044).......................................................     303,734,339
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.0%)...............................         (85,246)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (53.7%).................    (106,092,443)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 197,556,650
                                                                               =============

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b) The Trust owns 100% of the outstanding bond issuance.

(c) Escrowed to Maturity.

(d) Security purchased on a when-issued or delayed delivery basis.

(e) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.5% of net assets applicable to common shares.

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

(g) Floating rate notes. The interest rates shown reflect the rates in the effect at April 30, 2007.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS
U.S. Treasury Bonds Futures, June 2007 (Current Notional
  Value of $111,750 per contract)...........................     484         $253,544
                                                                 ===         ========

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $351,358,044).......................  $367,784,339
Cash........................................................        52,211
Receivables:
  Interest..................................................     3,840,494
  Investments Sold..........................................     2,586,953
Other.......................................................         4,817
                                                              ------------
    Total Assets............................................   374,268,814
                                                              ------------
LIABILITIES:
Floating Rate Note Obligations..............................    64,050,000
Payables:
  Investments Purchased.....................................     5,089,465
  Variation Margin on Futures...............................       408,375
  Investment Advisory Fee...................................       112,234
  Trust Shares Repurchased..................................        72,408
  Income Distributions--Common Shares.......................        20,644
  Other Affiliates..........................................        16,744
Trustees' Deferred Compensation and Retirement Plans........       780,833
Accrued Expenses............................................        69,018
                                                              ------------
    Total Liabilities.......................................    70,619,721
Preferred Shares (including accrued distributions)..........   106,092,443
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $197,556,650
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($197,556,650 divided by
  11,673,885 shares outstanding)............................  $      16.92
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 11,673,885 shares issued and
  outstanding)..............................................  $    116,739
Paid in Surplus.............................................   181,067,391
Net Unrealized Appreciation.................................    16,679,839
Accumulated Undistributed Net Investment Income.............       270,121
Accumulated Net Realized Loss...............................      (577,440)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $197,556,650
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 4,240 issued with liquidation preference of
  $25,000 per share)........................................  $106,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $303,556,650
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 8,872,488
                                                              -----------
EXPENSES:
Interest and Residual Trust Expenses........................    1,158,790
Investment Advisory Fee.....................................      834,106
Preferred Share Maintenance.................................      141,691
Trustees' Fees and Related Expenses.........................       57,058
Accounting and Administrative Expenses......................       33,694
Professional Fees...........................................       32,633
Reports to Shareholders.....................................       16,616
Registration Fees...........................................       12,823
Custody.....................................................       11,533
Transfer Agent Fees.........................................       11,139
Other.......................................................        8,063
                                                              -----------
    Total Expenses..........................................    2,318,146
    Investment Advisory Fee Reduction.......................      126,428
                                                              -----------
    Net Expenses............................................    2,191,718
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 6,680,770
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   687,901
  Futures...................................................     (726,409)
  Swap Contracts............................................     (250,855)
                                                              -----------
Net Realized Loss...........................................     (289,363)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   19,010,517
                                                              -----------
  End of the Period:
    Investments.............................................   16,426,295
    Futures.................................................      253,544
                                                              -----------
                                                               16,679,839
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,330,678)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,620,041)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,917,253)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 2,143,476
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  6,680,770        $ 12,510,807
Net Realized Gain/Loss..................................        (289,363)            874,038
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (2,330,678)          2,330,023

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (1,917,253)         (3,599,697)
  Net Realized Gain.....................................             -0-            (118,992)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       2,143,476          11,996,179

Distributions to Common Shareholders:
  Net Investment Income.................................      (4,553,804)         (9,036,383)
  Net Realized Gain.....................................             -0-            (424,354)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (2,410,328)          2,535,442

FROM CAPITAL TRANSACTIONS:
Cost of Shares Repurchased..............................        (595,098)                -0-
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................      (3,005,426)          2,535,442
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     200,562,076         198,026,634
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $270,121 and $248,836,
  respectively).........................................    $197,556,650        $200,562,076
                                                            ============        ============

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX MONTHS
                                                    ENDED                  YEAR ENDED OCTOBER 31,
                                                  APRIL 30,    -----------------------------------------------
                                                     2007       2006      2005      2004      2003      2002
                                                  ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........  $ 17.12     $ 16.91   $ 17.37   $ 17.16   $ 17.79   $ 17.69
                                                   -------     -------   -------   -------   -------   -------
 Net Investment Income...........................     0.57(a)     1.07(a)    1.01     1.05      1.10      1.20
 Net Realized and Unrealized Gain/Loss...........    (0.22)       0.27     (0.42)     0.57      0.04      0.12
 Common Share Equivalent of Distributions Paid to
   Preferred Shareholders:
   Net Investment Income.........................    (0.16)      (0.31)    (0.23)    (0.11)    (0.04)    (0.14)
   Net Realized Gain.............................     0.00       (0.01)     0.00     (0.01)    (0.07)    (0.02)
                                                   -------     -------   -------   -------   -------   -------
Total from Investment Operations.................     0.19        1.02      0.36      1.50      1.03      1.16
Distributions Paid to Common Shareholders:
   Net Investment Income.........................    (0.39)      (0.77)    (0.82)    (1.03)    (1.10)    (0.97)
   Net Realized Gain.............................     0.00       (0.04)     0.00     (0.26)    (0.56)    (0.09)
                                                   -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD...............  $ 16.92     $ 17.12   $ 16.91   $ 17.37   $ 17.16   $ 17.79
                                                   =======     =======   =======   =======   =======   =======
Common Share Market Price at End of the Period...  $ 15.75     $ 14.85   $ 14.52   $ 15.64   $ 16.32   $ 15.80
Total Return* (b)................................    8.75%**     8.03%    -1.97%     3.71%    14.37%    11.63%
Net Assets Applicable to Common Shares at End of
 the Period (In millions)........................  $ 197.6     $ 200.6   $ 198.0   $  96.7   $  95.4   $  98.9
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares* (c)................    2.21%       1.27%     1.54%     1.44%     1.43%     1.52%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares* (c).........    6.74%       6.33%     5.85%     6.16%     6.33%     6.84%
Portfolio Turnover...............................       7%**       39%       15%       14%       25%       33%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c)..............    2.34%         N/A       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to Average Net
    Assets Applicable to Common Shares (c).......    6.61%         N/A       N/A       N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Applicable to Common Shares (c).................    1.04%       1.22%     1.54%     1.44%     1.43%     1.52%
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Including Preferred Shares (c)..................    0.68%       0.79%     0.97%     0.90%     0.91%     0.96%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d)..........    4.81%       4.51%     4.51%     5.51%     6.11%     6.05%
SENIOR SECURITIES:
Total Preferred Shares Outstanding...............    4,240       4,240     4,240     2,240     2,240     2,240
Asset Coverage Per Preferred Share (e)...........  $71,615     $72,359   $71,725   $68,169   $67,613   $69,188
Involuntary Liquidating Preference Per Preferred
 Share...........................................  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share.........  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade Florida Municipals (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, but operates as a diversified management investment company. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income taxes and Florida state intangible taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of Florida municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on March 27, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2007, the Trust had $5,089,465 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2006, the Trust had an accumulated capital loss carryforward for tax purposes of $248,081, which will expire on October 31, 2014.

    At April 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $287,269,485
                                                                ============
Gross tax unrealized appreciation...........................    $ 17,003,645
Gross tax unrealized depreciation...........................        (538,791)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 16,464,854
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to commons shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................            -0-
  Tax exempt income.........................................    $12,472,921
  Long-term capital gain....................................        543,346
                                                                -----------
                                                                $13,016,267
                                                                ===========

    As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................         -0-
Undistributed tax-exempt income.............................    $735,456
Undistributed long-term capital gain........................         -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains recognized on securities for tax purposes but not for book purposes.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate securities. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $86,940,917 are held by the dealer trusts and serve as collateral for the $64,050,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2007 are presented on the Portfolio of Investments.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the period ended April 30, 2007, the Advisor waived $126,428 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2007, the Trust recognized expenses of approximately $12,900, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2007, the Trust recognized expenses of approximately $26,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2007 and the year ended October 31, 2006, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
Beginning Shares........................................     11,711,732          11,711,732
Shares Repurchased*.....................................        (37,847)                -0-
                                                             ----------          ----------
Ending Shares...........................................     11,673,885          11,711,732
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the period ended April 30, 2007, the Trust repurchased 37,847 of its shares at an average discount of 7.64% from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $41,318,746 and $25,338,139, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2007 were as follow:

                                                                CONTRACTS
Outstanding as of October 31, 2006..........................        444
Futures Opened..............................................      1,859
Futures Closed..............................................     (1,819)
                                                                 ------
Outstanding as of April 30, 2007............................        484
                                                                 ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

C. INVERSE FLOATING RATE SECURITIES The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

The Trust has outstanding 4,240 Auction Preferred Shares (APS) in two series. Series A contains 2,240 shares while Series B contains 2,000 shares. Dividends are cumulative and the dividend rate is generally reset every 28 days through an auction process. The average rate in effect on April 30, 2007 was 3.824%. During the six months ended April 30, 2007, the rates ranged from 3.440% to 3.900%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN in the trust NAV calculations as late as the trust's last NAV calculation in the first required financial statement period. As a result, the Trust will incorporate FIN 48 in its semiannual report on April 30, 2008. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosure.

9. SUBSEQUENT EVENTS

On June 8, 2007, Trust for Investment Grade Municipals (ticker symbol VGM) acquired all of the assets and liabilities of the Trust through a tax free reorganization approved by the Trust's shareholders on May 18, 2007. The shares of the Trust were converted into VGM shares at a ratio of 0.996574 to 1 and 1 to 1, for common shares and APS, respectively.

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111


TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

RESULTS OF SHAREHOLDER VOTES

With regard to the approval of an Agreement and Plan of Reorganization of the Trust, a meeting was held on May 18, 2007, and the results of the votes from both, Common and Preferred shareholders is as follows:

                                                            # OF SHARES
                                          ------------------------------------------------
                                          IN FAVOR             AGAINST            WITHHELD
------------------------------------------------------------------------------------------
Common..................................  6,391,768            295,867            314,974
Preferred...............................      2,321                  3                267

  Van Kampen Trust for Investment Grade
  Florida Municipals

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Trust for Investment Grade
  Florida Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

                                                           (continued on back)

  Van Kampen Trust for Investment Grade
  Florida Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VTFSAR 6/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN06-03472P-Y10/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                 TOTAL NUMBER OF       MAXIMUM NUMBER
                                               SHARES PURCHASED AS   OF SHARES THAT MAY
                                                 PART OF PUBLICLY     YET BE PURCHASED
            TOTAL NUMBER OF    AVERAGE PRICE     ANNOUNCED PLANS     UNDER THE PLANS OR
PERIOD*    SHARES PURCHASED   PAID PER SHARE       OR PROGRAMS            PROGRAMS
--------   ----------------   --------------   -------------------   ------------------
November            --                --                  --                     --
December            --                --                  --                     --
January             --                --                  --                     --
February            --                --                  --              1,171,173
March           18,847             15.71              18,847              1,152,326
April           19,000             15.68              19,000              1,133,326

*    The Share Repurchase Program commenced on 2/28/2007.

The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Florida Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007